OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Disclosure of operating leases
The components of operating lease income were as follows:

	Six Months Ended June 30,
(in thousands of $)	2025	2024
Operating lease income	155,156	151,150
Variable lease income (1)	7,137	3,961
Total operating lease income	162,293	155,111
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.